Share-Based Payments - Schedule of Old Share Options Held by Key Management Personnel (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 $ / shares	Jun. 30, 2024 $ / shares	Dec. 31, 2024
2022 Equity Plan and MoneyHero Equity Plan [Member]
Share-Based Payments - Schedule of Old Share Options Held by Key Management Personnel (Details) [Line Items]
Weighted average exercise price US$ per share, Balance Beginning (in Dollars per share)	$ 0.0003	$ 0.0003
Number of options, beginning	2,879,571	690,055	690,055
Weighted average exercise price US$ per share, Exercised during the year (in Dollars per share)	$ 0.0003	$ 0.0003
Number of options, Exercised during the year	(1,335,873)	(155,815)
Weighted average exercise price per share, Forfeited during the year (in Dollars per share)	$ 0.0003
Number of options, Forfeited during the year	(553,011)
Weighted average exercise price US$ per share, Balance Ending (in Dollars per share)	$ 0.0003	$ 0.0003
Number of options, ending	990,687	534,240	2,879,571
MoneyHero Equity Plan [Member]
Share-Based Payments - Schedule of Old Share Options Held by Key Management Personnel (Details) [Line Items]
Number of options, beginning
Number of options, Granted during the year	2,247,817
Number of options, Exercised during the year	(1,400,185)
Number of options, Forfeited during the year	(83,663)
Number of options, ending	763,969